CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Treasury Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]
Balances at Dec. 31, 2017	$ 5,362	$ 47,895	$ 72,694	$ (878)	$ (15,712)	$ 109,361
Balances (Accounting Standards Update 2018-02 [Member]) at Dec. 31, 2017							$ 0	$ 0	$ 173	$ (173)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	11,944	0	0	11,944
Other comprehensive income (loss), net	0	0	0	(1,084)	0	(1,084)
Common stock issued to ESOP	7	288	0	0	0	295
Common stock issued through dividend reinvestment	31	1,294	0	0	0	1,325
Cash dividends	0	0	(3,967)	0	0	(3,967)
Balances at Dec. 31, 2018	5,400	49,477	80,844	(2,135)	(15,712)	117,874
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	9,907	0	0	9,907
Other comprehensive income (loss), net	0	0	0	2,663	0	2,663
Common stock issued to ESOP	8	320	0	0	0	328
Common stock issued through dividend reinvestment	39	1,368	0	0	0	1,407
Cash dividends	0	0	(4,000)	0	0	(4,000)
Balances at Dec. 31, 2019	5,447	51,165	86,751	528	(15,712)	128,179
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	10,259	0	0	10,259
Other comprehensive income (loss), net	0	0	0	1,908	0	1,908
Common stock issued to ESOP						0
Cash dividends	0	0	(4,022)	0	0	(4,022)
Balances at Dec. 31, 2020	$ 5,447	$ 51,165	$ 92,988	$ 2,436	$ (15,712)	$ 136,324